ORGANIZATION	6 Months Ended
Jun. 30, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION
NOTE 2 – ORGANIZATION

Description of Business

ICTS International N.V. (“ICTS”) was established by the Department of Justice in Amstelveen, Netherlands on October 9, 1992. ICTS and subsidiaries (collectively referred to as, the “Company” or “ICTS”) operates in three reportable segments: (a) Corporate (b) Airport security and other aviation services and (c) Authentication technology.

The corporate segment does not generate revenue and contains primarily non-operational expenses. The airport security and other aviation services segment provide security and other services to airlines and airport authorities, predominantly in Europe and the United States of America. The authentication technology segment is predominantly involved in the development and sale of authentication and identity security software to financial and other institutions, predominantly in the Unites States of America and Europe.

Liquidity and Financial Condition

Accounting Standard Update (“ASU”) 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern requires a Company’s management to assess an entity’s ability to continue as a going concern, and to provide related footnote disclosure in certain circumstances, as following:

As of June 30, 2020, and December 31, 2019, the Company has a working capital of $17,657and $27,627 and shareholders deficit of $46,267 and $35,685, respectively. During the periods ended June 30, 2020 and 2019, the Company incurred net losses of $10,098 and $657, respectively.

The Company has a line of credit in the Netherlands up to €12,000 ($13,453 as of June 30, 2020), which will expire in March 2021 and additional line of credit in the United States of America up to $10,000, which will expire in October 2021 (see note 7). The Company is negotiating with the lender in the Netherlands the future of the line of credit. In addition, the Company anticipates that it will be able to extend its line of credit in the United States of America.

The COVID-19 outbreak has developed rapidly in 2020, with a significant number of infections. The Company is dependent mostly in Europe and the United States of America for its business on the airline industry. In addition, the decisions taken by various governments have affected economic activity and the Company’s business as following:

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Decrease of travel by flights, reducing the demand for services the Company provide as part of its Airport Security and other aviation services. As a result, our cumulative revenues in the first six months at 2020 was $38,366 lower than our 2019 revenues in the same period with the major negative impact identified from March onwards. Many of the Company’s employees were laid off and / or ordered to stay home. The Company’s operating results have declined significantly in 2020 and our liquidity has been negatively impacted.

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Governments in some of the countries in which we operate have also announced the implementation of government assistance measures, which have mitigated the impact of the COVID-19 outbreak on our results and liquidity as following:

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In the United States of America, the Government has approved a payroll support of $13,680 to the American subsidiary of the Company under few conditions. As of June 30, 2020, the American subsidiary received $6,840 and as of December 1, 2020 the full amount of $13,680 was received. For the period ended June 30, 2020 an amount of $2,492 was recognized in the consolidated statement of operations and $4,358 is recorded as accrued expenses (see note 8). The payroll support reduces the payroll costs of the Company in its consolidated statement of operations at the time it is being paid to employees.

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In the Netherlands, as of June 30, 2020, the Company has received a support of €6,809($7,633 as of June 30, 2020) under few conditions, for the period of April 1, 2020 until June 30, 2020. The final amount of the Dutch governmental assistance will be determined by the government based on different variables. The relevant information to determine the final amount should be sent to the government, no later than June 2021. The support for the period April – June 2020 can be up to €8,511($9,541 as of June 30, 2020). For the period ended June 30, 2020, an amount of €6,861($7,692 as of June 30, 2020) was recognized in the consolidated statement of operations and €52($58 as of June 30, 2020) is recorded as prepaid expenses and other current assets. During July, 2020 additional governmental assistance up to €10,575 ($12,730 as of December 1, 2020) for the period July 1, 2020 until October 31, 2020 was approved. Out of this amount €8,460($10,184 as of December 1, 2020) was already received however, the final amount will be determined by the government in the future based on different variables. The relevant information to determine the final amount should be sent to the government, no later than January 2022. The Dutch government already published the terms for the extension of the governmental support for the period between November 1, 2020 and June 30, 2021. The Company is in process of applying for this support. The payroll support reduces the payroll costs of the Company in its consolidated statement of operations at the time it is being paid to employees. In addition, the Dutch government agreed to postpone the payment date of wage taxes, social security payments and VAT to June 30, 2021 and then it can be paid in up to 36 monthly installments. The Company has accrued in its books as of June 30, 2020 payments for wage taxes, social security and VAT of €11,630 ($13,038 as of June 30, 2020).

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In Germany, the employees are eligible for payroll support as part of temporary unemployment. The German support program allows company to temporarily reduce the contractual hours of employees if certain requirements are met. In such case the employees are entitle for payroll support up to 60% of the employee’s payroll, on individual basis. The employees can get the governmental support in two ways: (a) directly from the government although then payment might be delayed up to three months or; (b) the Company pays to the employee its full regular salary and get reimbursed later on by the government. The Company has applied for the second option starting April 2020 (see note 3). In this case the payroll support does not affect the consolidated statements of operations. In addition, the payment date for social security payments for the months March-June 2020 was postponed and should be paid in installments between July 2020 until August 2021. The Company has accrued in its books as of June 30, 2020 payments for social security and VAT of €15,600 ($17,489 as of June 30, 2020).

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Depending on the duration of the COVID-19 crisis and continued negative impact on economic activity, the Company might experience further negative results and liquidity restrains. The exact impact on our activities cannot be predicted.

Alternate Sources of Liquidity

In July 2019, ABC Technologies B.V. (“ABC”), a subsidiary of ICTS issued preferred shares to an investor for a subscription price of $60 million in cash representing 24% of the outstanding share capital of ABC and 23.077% of the outstanding share capital of ABC and its subsidiary on a fully diluted basis. ABC will retain $20 million on the sale proceeds for general working capital purposes and $40 million were transferred to its parent company, ICTS International N.V. In July 2019, the Company repaid $30 million to the entity related to the main shareholder who provided the Company loans as convertible notes In November 2019, ABC issued preferred shares to a new investor for a subscription price of $20 million in cash representing 7.401% of the outstanding share capital of ABC and 7.143% of the outstanding share capital of ABC and its subsidiaries on a fully diluted basis (see note 11).

In October 2020, the Company extended the agreement with the entity related to the main shareholder to extend the period of the loan and the convertible notes until January 1, 2022. The maximum amount of the loans and the convertible notes will be $3,000, excluding interest (see note 10).

The Company’s business plan projects income from operations (including the current known and approved governmental support programs) and positive cash flows from operations. Management also believes that it will receive continued support in order to finance its operations. There can be no assurance that management will be successful in achieving its business plan.